Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 01, 2021
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
CIK	dei_EntityCentralIndexKey	0000793769
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 31, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2021
Prospectus Date	rr_ProspectusDate	Sep. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Harbor Disruptive Innovation Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNMGX
Harbor Disruptive Innovation Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAMGX
Harbor Disruptive Innovation Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRMGX
Harbor Disruptive Innovation Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIMGX